Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name	dei_EntityRegistrantName	AIM TREASURERS SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Central Index Key	dei_EntityCentralIndexKey	0000828806
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Dec. 18, 2015